Loans payable (Detail Textuals 1) - Corona Operating Loan with BCP - Corona - Credit Facility - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 29, 2016	Oct. 17, 2013	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Percentage of acquisition		81.84%
Loan agreement amount		$ 60,000
Borrowing maturity		5 year
Withdrawal period		3 years
Maximum amount of withdrawal during first year		$ 40,000
Maximum amount of withdrawal during second year		30,000
Maximum amount of withdrawal during third year		$ 20,000
Borrowing first payment period due		15 months
Maximum amount of equity balance to be maintain under covenant		$ 30,000
Description of covenant condition		Debt Service Coverage ratio higher than 1.1x, and maintaining a Net Financial Debt/EBITDA ratio lower than 2.0x.
Amount of borrowing withdrawn	$ 5,000
Repayments of borrowings, classified as financing activities			$ 6,250	$ 6,250
Interest payment			$ 341	$ 827
LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.50%	4.50%
Description of interest rate basis	three months LIBOR